LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM OPERATING COMMITMENTS
Schedule of purchase of energy

Companies	2021	2022	2023	2024	2025	After 2025
CGTEE	218,262	236,072	236,072	—	—	—
Amazonas GT	833,419	833,419	833,419	833,419	295,287	—
Chesf	268,747	214,148	214,148	213,531	213,531	1,966,158
Eletrosul	423,358	409,074	408,233	402,625	398,948	3,834,088
Furnas	844,080	834,995	712,080	705,240	699,361	2,499,753
Total	2,587,866	2,527,708	2,403,952	2,154,815	1,607,127	8,299,999

Schedule of purchase of fuel suppliers

Companies	2021	2022	2023	2024	2025	After 2025
CGTEE	89,496	89,946	89,946	89,946	—	—
Eletronuclear	11,356	72,329	167,177	—	67,935	10,397,397
Amazonas GT	2,926,104	2,926,104	2,926,104	2,926,104	2,926,104	8,778,312
Total	3,026,956	3,088,379	3,183,227	3,016,050	2,994,039	19,175,709

Schedule of sale of energy

Companies	2021	2022	2023	2024	2025	After 2025
Amazonas GT	729,016	752,748	800,213	826,202	858,708	2,600,806
CGTEE	738,482	738,196	735,858	500,472	456,397	—
Chesf	783,354	729,683	729,683	729,635	729,635	6,331,603
Eletrosul	424,258	424,258	424,347	425,332	424,240	5,746,748
Eletronuclear	3,726,446	3,726,446	3,726,446	3,726,446	3,726,446	—
Furnas	2,255,060	2,275,957	2,283,272	2,286,696	2,285,863	32,546,675
Eletronorte	4,846	5,013	5,178	5,178	5,178	142,011
Total	8,661,462	8,652,301	8,704,997	8,499,961	8,486,467	47,367,843

Schedule of social and environmental commitments

Companies	2021	2022	2023	2024	2025	After 2025
Eletronuclear	46,299	64,384	60,169	57,007	57,007	56,065
Eletronorte	940,313	9,731	7,203	7,203	7,203	3,050
Total	986,612	74,115	67,372	64,210	64,210	59,115

Schedule of acquisition of fixed and intangible assets

Companies	2021	2022	2023	2024	2025	After 2025
Chesf	188,933	3,644	3,644	—	—	—
Eletronuclear	266,618	415,664	625,366	371,410	292,315	36,480
Eletrosul	1,839	—	—	—	—	—
Total	457,390	419,308	629,010	371,410	292,315	36,480

Schedule of acquisition of supplies

Companies	2021	2022	2023	2024	2025
CGTEE	29,352	29,352	29,352	14,676	14,676

Schedule of usage of public assets in jointly controlled ventures	33.7.1 - Use of public assets

Companies	2021	2022	2023	2024	2025	After 2025
SINOP	1,958	1,966	1,974	1,982	1,982	18,945

Schedule of future commitments regarding the shareholding in SPE, related to AFAC

Companies	2021	2022	2023	2024	2025
Teles Pires	84,028	83,000	79,312	—	—
ESBR	50,301	42,685	40,093	18,420	14,714
Brasil Ventos	9,700	10,100	10,500	—	—
Vale São Bartolomeu	959	629	—	—	—
Total	144,988	136,414	129,905	18,420	14,714